Other investments (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	R 598.7	R 156.0
Rand Mutual Assurance Investment [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	112.4	67.8
Furuya Metals Investment [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	303.1
SpinCo Investment [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	78.2	81.5
Generation Mining Investment [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	33.3
Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments	R 71.7	R 6.7